Classification of operating expenses by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Personnel expenses	$ 23,967	$ 33,322	$ 29,713
Depreciation and amortization	6,141	3,289	728
Depreciation of right-of-use assets	1,307	1,897	2,738
Taxes and dues	17,832	8,223	1,308
Fees and commissions	116,283	110,066	102,886
Advertising expenses	51,932	39,576	45,163
Other expenses	7,583	8,269	7,695
Total	$ 225,045	$ 204,642	$ 190,231